Deposits	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Deposits
Note 15 - Deposits

	12/31/2021			12/31/2020
	Current	Non-current	Total	Current	Non-current	Total
Interest-bearing deposits	334,808	356,620	691,428	376,139	297,995	674,134
Savings deposits	190,601	—	190,601	179,470	—	179,470
Interbank deposits	3,490	286	3,776	3,185	245	3,430
Time deposits	140,717	356,334	497,051	193,484	297,750	491,234
Non-interest bearing deposits	158,944	—	158,944	134,876	—	134,876
Demand deposits	158,116	—	158,116	134,805	—	134,805
Other deposits	828	—	828	71	—	71

Total	493,752	356,620	850,372	511,015	297,995	809,010